PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Less: accumulated depreciation	$ (648,946)	$ (631,100)
Property and equipment, net	$ 48,131	92,199
Salvage value	3.00%
Depreciation expenses	$ 17,846	164,269
Vehicles [Member]
Property, Plant and Equipment, Gross	$ 477,034	494,979
Salvage value	3.00%
Useful life (years)	5 years
Office equipment [Member]
Property, Plant and Equipment, Gross	$ 196,365	203,751
Salvage value	3.00%
Useful life (years)	5 years
Electric equipment [Member]
Property, Plant and Equipment, Gross	$ 23,678	$ 24,569
Salvage value	3.00%
Useful life (years)	5 years